Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Current tax
Direct taxes - current	1,906	1,149	1,307
Direct taxes – prior year	(80)	(48)	(60)
Total current tax	1,826	1,101	1,247
Deferred tax
Current	137,476	7,284	(89,847)
Prior year	(30,872)	5,916	(10,719)
Total deferred tax	106,604	13,200	(100,565)
Total income tax charge / (benefit)	108,429	14,301	(99,318)

Schedule of the reconciling items between the statutory rate and the effective tax rate	The reconciling items between the statutory rate and the effective tax rate are as follows:

	2025	2024	2023
Tax rate	23.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	(1.4%)	0.8%	(3.4%)
Permanent Differences	(37.1%)	(17.4%)	(6.7%)
Derecognition of tax losses previously recognized	95.3%	—%	—%
Non-recognition of tax losses	21.6%	(12.2%)	(1.5%)
Other items	(22.8%)	(2.8%)	1.9%
Effective tax rate	79.5%	(6.6%)	15.3%

Schedule of the movement in net deferred taxes
The movement in net deferred taxes during the years ended 31 December 2025 and 2024 is as follows:

	2025	2024
Balance at 1 January	296,549	309,754
Acquisition of subsidiaries	(5,551)	—
Deferred tax credited to profit or loss	(106,655)	(13,205)
Balance at 31 December	184,343	296,549
Deferred tax assets	192,211	298,360
(Deferred tax liabilities)	(7,868)	(1,811)

	2025		2024
Deferred Tax Assets and Liabilities	DTA	(DTL)	DTA	(DTL)
Intangible Assets	713	522	751	—
Tangible Assets	4,213	(6,458)	530	(849)
Inventory Reserves	1,518	(203)	1,384	—
Bad Debt Reserves	172	—	3,483	—
Employee Benefits	3,973	—	4,611	—
Provisions and accruals	—	(871)	—	(679)
Other	202	(857)	(275)	(283)
Taxable Losses	181,421	—	287,874	—
Total Deferred Taxes	192,211	(7,868)	298,360	(1,811)

Schedule of deferred tax recognized in the consolidated statements of financial position
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2025 and 2024 is composed of:

	2025	2024
Deferred tax assets attributable to tax loss carryforwards	181,421	287,874
Deferred tax asset attributable to other temporary differences	11,312	10,760
(Deferred tax liabilities) attributable to other temporary differences	(8,390)	(2,086)
Net deferred tax assets / (liabilities)	184,343	296,549

Schedule of expiration of unused tax losses	These tax losses expire as follows:

2026-2028	208,484
2029-2031	549,965
Later	889,170
Indefinite	—
Total	1,647,618